Note 20 - Other assets and liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total Inventories	€ 572,000,000	€ 581,000,000	€ 635,000,000
Transactions in progress (assets)	160,000,000	138,000,000	249,000,000
Total Accruals (assets)	756,000,000	804,000,000	702,000,000
Other items (assets inventories)	1,025,000,000	2,277,000,000	3,886,000,000
OTHER ASSETS	2,513,000,000	3,800,000,000	5,472,000,000
Liabilities Abstract
Transactions in progress (liabilities)	75,000,000	39,000,000	39,000,000
Total Accruals (liabilities)	1,584,000,000	2,456,000,000	2,558,000,000
Other items (liabilities inventories)	1,144,000,000	1,247,000,000	1,704,000,000
Total OTHER LIABILITIES	€ 2,802,000,000	€ 3,742,000,000	€ 4,301,000,000